Fair value of financial instrument - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Brokered certificates of deposit
Disclosure of detailed information about financial instruments [line items]
Deposits at amortised cost	£ 4,648	£ 5,197
Exit price adjustments derived from market bid-offer spreads
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(23)
Fair value adjustments	(543)	(566)
Uncollateralised derivative funding
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	13
Fair value adjustments	(24)	(11)
Derivative credit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(78)
Fair value adjustments	(241)	(319)
Derivative debit valuation adjustments
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in derivative fair value adjustments	(12)
Fair value adjustments	196	208
Significant unobservable inputs (Level 3) | Financial instruments at fair value, category | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	183	106
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	107	49
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	30	65
Significant unobservable inputs (Level 3) | Financial instruments at amortised cost, category | Recurring fair value measurement
Disclosure of detailed information about financial instruments [line items]
Aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	24	25
Additions, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	0	0
Amortisation and releases, aggregate difference between fair value at initial recognition and transaction price yet to be recognised in profit or loss	1	3
Significant unobservable inputs (Level 3) | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	785	727
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, assets (liabilities)	£ 1,220	£ 967